Cover Page	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Entity Registrant Name	Prenetics Global Limited
Entity Central Index Key	0001876431
Document Type	POS AM
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE On June 28, 2022, Prenetics Global Limited (the “Registrant”) filed Amendment No. 3 to a Registration Statement on Form F-1 (File No. 333-265284) (as amended, the “Registration Statement”), which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on June 30, 2022. The Registrant is filing this post-effective amendment No. 1 to the Registration Statement to include its unaudited condensed consolidated financial statements as of June 30, 2022 and for the six months ended June 30, 2022 and to update certain other information contained in the Registration Statement. No additional securities are being registered by this post-effective amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement on Form F-1.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false